Other financial investments measured at fair value through profit or loss - Summary of other financial investments measured at fair value through profit or loss (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Instruments by category
Other financial investments measured at fair value through profit or loss	¥ 5,489,233	¥ 3,602,059	¥ 2,886,719
Financial assets measured at FVTPL | Other financial investments measured at FVTPL
Instruments by category
Other financial investments measured at fair value through profit or loss	5,489,233	3,602,059	2,886,719
Financial assets measured at FVTPL | Investments in ordinary shares and preferred shares
Instruments by category
Other financial investments measured at fair value through profit or loss	3,493,969	2,096,140	1,318,573
Financial assets measured at FVTPL | Investments in limited partnerships
Instruments by category
Other financial investments measured at fair value through profit or loss	1,705,035	1,147,455	1,225,642
Financial assets measured at FVTPL | Other investments
Instruments by category
Other financial investments measured at fair value through profit or loss	¥ 290,229	¥ 358,464	¥ 342,504